Trade Receivables - Additional Information (Detail) - Maximum [member]			6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019
Statement [LineItems]
Credit term			30 days
Age of trade receivables	1 year	1 year